Financial Instruments by Category - Additional Information (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 3 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other remaining financial loans	$ 293,972	$ 200,264	$ 157,133